Reconciliation of Income Tax Expense at the Effective Statutory Tax Rate to Actual Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate	40.69%	40.69%	40.69%
March 31, 2013 to 2015
Reconciliation of Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate	38.01%
March 31, 2016 and thereafter
Reconciliation of Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate	35.64%